UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

/s/ H.K. HALLETT                   Charlotte, NC                   8/22/11
-----------------                ---------------               -----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------
Form 13F Information Table Entry Total:      102
                                          -----------
Form 13F Information Table Value Total:    $166,625
                                          -----------
                                          (thousands)

                                   TITLE OF                           MARKET        MARKET             INVESTMENT       VOTING
NAME OF ISSUER                     CLASS         SYMBOL  CUSIP         VALUE      VALUE DIV.  QUANTITY  DISCRETION     AUTHORITY
                                                                     6/30/2010     BY 1000                       SOLE   NONE  SHARED
------------------------------------------------------------------------------------------------------------------------------------
  1 Abbott Labs                     Common Stock  ABT      2824100  $  300,924    $   301      5,695    sole               5,695  0
  2 Advent Claymore Global Conv     Common Stock  AGC    02301T108  $  305,875    $   306     32,679    sole              32,679  0
  3 Aecom Technologies Corp         Common Stock  ACM    00766T100  $  805,506    $   806     31,416    sole    30,128     1,288  0
  4 American Water Works Co.        Common Stock  AWK     30420103  $2,692,710    $ 2,693    113,425    sole    96,917    16,508  0
  5 Aqua America, Inc.              Common Stock  WTR    03836W103  $2,672,404    $ 2,672    126,895    sole             126,895  0
  6 Bank of America Corporation     Common Stock  BAC     60505104  $  113,600    $   114     10,000    sole              10,000  0
  7 Bank of America Corporation     Common Stock  BAC     60505104  $  310,902    $   311     27,368    sole              27,368  0
  8 Berkshire Hathaway  Inc Del Cl  Common Stock  BRKB    84670702  $5,685,521    $ 5,686     68,492    sole    27,832    40,660  0
  9 Berkshire Hathaway Inc. Class   Common Stock  BRKA    84670108  $1,742,454    $ 1,742         14    sole                  14  0
 10 Best Buy Co., Inc.              Common Stock  BBY     86516101  $1,717,576    $ 1,718     40,547    sole    38,947     1,600  0
 11 Blackstone Group L Pcom Unit R  Common Stock  BX     09253U108  $2,107,916    $ 2,108    153,303    sole   148,399     4,904  0
 12 Calamos Conv Opps & Inc Fd      Common Stock  CHI    128117108  $4,573,775    $ 4,574    351,019    sole   230,628   120,391
 13 Calamos Strg Ttl Return Fd Com  Common Stock  CSQ    128125101  $  345,430    $   345     38,424    sole    15,462    22,962  0
 14 Calgon Carbon Corp              Common Stock  CCC    129603106  $1,367,350    $ 1,367     89,839    sole    86,705     3,134  0
 15 Central Europe & Russia Fund    Common Stock  CEE    153436100  $  227,934    $   228      5,753    sole               5,753
 16 China Fd Inc                    Common Stock  CHN    169373107  $4,203,854    $ 4,204    126,015    sole   102,542    23,473  0
 17 Chiquita Brands Intl            Common Stock  CQB    170032809  $1,815,371    $ 1,815    127,843    sole   122,971     4,872  0
 18 CLIFFS NATURAL RESOURCES INC C  Common Stock  CLF    18683K101  $  880,419    $   880     13,804    sole    13,088       716  0
 19 Coca-Cola Company               Common Stock  KO     191216100  $  659,573    $   660     10,730    sole              10,730  0
 20 Colgate-Palmolive Company       Common Stock  CL     194162103  $  270,674    $   271      3,529    sole               3,529  0
 21 Comerica Incorporated           Common Stock  CMA    200340107  $  713,538    $   714     19,998    sole              19,998  0
 22 Cree Resh Inc                   Common Stock  CREE   225447101  $  800,603    $   801     16,426    sole    15,708       718  0
 23 Dell Incorporated               Common Stock  DELL   24702R101  $  175,200    $   175     12,000    sole              12,000  0
 24 Duff & Phelps Utilities & Corp  Common Stock  DUC    26432K108  $  975,183    $   975     78,015    sole              78,015
 25 EATON VANCE TAX MG COM          Common Stock  ETB    27828x100  $  446,677    $   447     29,406    sole              29,406  0
 26 Eaton Vance Txmg Gl Bu          Common Stock  ETW    27829C105  $2,814,258    $ 2,814    222,471    sole             222,471  0
 27 Energy Recovery Inc Com         Common Stock  ERII   29270J100  $  666,371    $   666    171,745    sole   156,662    15,083  0
 28 Enernoc Inc.                    Common Stock  ENOC   292764107  $1,368,111    $ 1,368     44,915    sole    42,164     2,751  0
 29 Entech Solar Inc.               Common Stock  ENSL   29362Y106  $    1,254    $     1     12,512    sole              12,512  0
 30 Exelon Corporation              Common Stock  EXC    30161N101  $2,138,072    $ 2,138     49,128    sole              49,128  0
 31 Exxon Mobil Corporation         Common Stock  XOM    30231G102  $2,763,454    $ 2,763     41,668    sole              41,668  0
 32 FDLTY NAS CMPST INDX FND        Common Stock  ONEQ   315912808  $1,129,003    $ 1,129     11,650    sole              11,650  0
 33 Fluor Corporation               Common Stock  FLR    343412102  $2,639,999    $ 2,640     52,874    sole    26,905    25,969  0
 34 FRONTIER COMMUNICATIONS CORP.   Common Stock  FTR   35906A1088  $  178,210    $   178     20,297    sole              20,297  0
 35 General Electric Company        Common Stock  GE     369604103  $4,061,528    $ 4,062    252,269    sole   117,079   135,190  0
 36 GREATER CHINA FD INC            Common Stock  GCH    39167B102  $  348,488    $   348     26,501    sole              26,501  0
 37 H. J. Heinz Company             Common Stock  HNZ    423074103  $  266,760    $   267      5,400    sole               5,400  0
 38 Intel Corporation               Common Stock  INTC   458140100  $2,968,140    $ 2,968    150,210    sole             150,210  0
 39 ISHARES COMEX GOLD TRUST COM    Common Stock  IAU    464285105  $  250,554    $   251     19,318    sole              19,318  0
 40 iShares Goldman Sachs Investop  Common Stock  LQD    464287242  $3,298,121    $ 3,298     29,437    sole              29,437  0
 41 iShares Lehman Aggregate Bond   Common Stock  AGG    464287226  $  260,036    $   260      2,398    sole               2,398  0
 42 ISHARES MSCI CANADA             Common Stock  EWC    464286509  $3,670,789    $ 3,671    128,170    sole    87,920    40,250  0
 43 iShares MSCI EAFE Index Fund    Common Stock  EFA    464287465  $  375,197    $   375      6,566    sole               6,566  0
 44 ISHARES MSCI SINGAPORE          Common Stock  EWS    464286673  $  289,596    $   290     21,123    sole              21,123  0
 45 iShares Russell MidCap Index    Common Stock  IWR    464287499  $  476,272    $   476      5,128    sole               5,128  0
 46 iShares S&P Latin America 40 I  Common Stock  ILF    464287390  $2,504,621    $ 2,505     48,804    sole    32,856    15,948  0
 47 iShares S&P U.S. Preferred Sto  Common Stock  PFF    464288687  $3,811,544    $ 3,812     96,838    sole              96,838  0
 48 iShares Tr 1-3 Yr Trs Bd        Common Stock  SHY    464287457  $  303,452    $   303      3,592    sole               3,592  0
 49 iShares Tr Barclys 1-3yr Cr     Common Stock  CSJ    464288646  $  517,010    $   517      4,922    sole               4,922  0
 50 iShares Tr US Tips Bd Fd        Common Stock  TIP    464287176  $2,427,699    $ 2,428     21,719    sole              21,719  0
 51 ITAU UNIBANCO HOLDING S.A. ADR  Common Stock  ITUB   465562106  $2,267,150    $ 2,267     90,505    sole    85,951     4,554  0
 52 Itron, Inc.                     Common Stock  ITRI   465741106  $1,480,166    $ 1,480     24,612    sole    22,629     1,983  0
 53 ITT Corporation                 Common Stock  ITT    450911102  $1,622,762    $ 1,623     33,287    sole    29,075     4,212  0
 54 Johnson & Johnson               Common Stock  JNJ    478160104  $4,818,827    $ 4,819     75,306    sole    30,755    44,551  0
 55 Kayne Anderson Mlp Invt         Common Stock  KYN    486606106  $  568,858    $   569     21,564    sole              21,564  0
 56 Kinder Morgan Mgmt (KMR)        Common Stock  KMR    49455U100  $3,750,086    $ 3,750     60,126    sole              60,126  0
 57 Kraft Foods Inc.                Common Stock  KFT    50075N104  $2,422,170    $ 2,422     76,121    sole              76,121  0
 58 Longtop Financial Technologies  Common Stock  LFT    54318P108  $2,085,965    $ 2,086     55,272    sole    52,847     2,425  0
 59 Macquarie Global Infrastructur  Common Stock  MGU    55608D101  $5,017,893    $ 5,018    292,447    sole   129,298   163,149  0
 60 Market Vectors Etf TRUST        Common Stock  NLR    57060U704  $  240,987    $   241     10,944    sole              10,944  0
 61 MARKET VECTORS GOLD MINERS ETF  Common Stock  GDX    57060u100  $3,445,749    $ 3,446     63,481    sole    57,540     5,941  0
 62 Mastercard Incorporated         Common Stock  MA     57636Q104  $1,008,995    $ 1,009      4,149    sole     3,891       258  0
 63 McDermott International         Common Stock  MDR    580037109  $1,098,473    $ 1,098     72,173    sole    69,431     2,742  0
 64 Microsoft Corporation           Common Stock  MSFT   594918104  $3,684,994    $ 3,685    144,964    sole    69,829    75,135  0
 65 MORGAN STANLEY EMERGING         Common Stock  EDD    617477104  $  300,609    $   301     17,290    sole              17,290  0
 66 Morgan Stanley Frontier Emrgng  Common Stock  FFD    61757P101  $  398,201    $   398     28,751    sole              28,751  0
 67 Mueller Water Products, Inc.    Common Stock  MWA    624758108  $1,594,906    $ 1,595    529,869    sole   511,246    18,623  0
 68 Nextera Energy Inc.             Common Stock  NEE    65339F101  $2,365,021    $ 2,365     42,544    sole              42,544  0
 69 Nuveen Floating Rate Income Fu  Common Stock  JFR    67072T108  $  578,996    $   579     51,375    sole              51,375
 70 Oracle Corporation              Common Stock  ORCL   68389X105  $2,340,674    $ 2,341     81,217    sole    74,953     6,264  0
 71 PepsiCo                         Common Stock  PEP    713448108  $2,981,598    $ 2,982     45,744    sole              45,744  0
 72 Pfizer Inc.                     Common Stock  PFE    717081103  $  609,236    $   609     34,557    sole              34,557  0
 73 Philip Morris International In  Common Stock  PM     718172109  $  213,202    $   213      3,704    sole               3,704  0
 74 Piedmont Natural Gas Company,   Common Stock  PNY    720186105  $  431,591    $   432     14,715    sole              14,715  0
 75 PowerShares Cleantech Portfoli  Common Stock  PZD    73935x278  $  315,060    $   315     12,740    sole              12,740  0
 76 PowerShares DB Agriculture Fun  Common Stock  DBA    73936B408  $6,899,028    $ 6,899    237,080    sole   145,609    91,471  0
 77 PowerShares Global Water Portf  Common Stock  PIO    73936T623  $  356,068    $   356     19,061    sole              19,061  0
 78 PowerShares Wilderhill Clean E  Common Stock  PBW    73935X500  $  257,098    $   257     25,865    sole              25,865  0
 79 Procter & Gamble Company        Common Stock  PG     742718109  $4,710,458    $ 4,710     74,169    sole    26,813    47,356  0
 80 ProShares UltraShort 20+ Year   Common Stock  TBT     74347R29  $  323,472    $   323      9,573    sole               9,573  0
 81 Roche Hldg Ltd Spons            Common Stock  RHHBY   71195104  $2,942,390    $ 2,942     79,239    sole    39,562    39,677  0
 82 Royal Bank of Canada            Common Stock  RY     780087102  $  750,626    $   751     13,559    sole              13,559  0
 83 Saul Centers, Inc.              Common Stock  BFS    804395101  $  257,985    $   258      5,850    sole               5,850  0
 84 SCANA Corporation               Common Stock  SCG    80589M102  $1,329,011    $ 1,329     32,125    sole              32,125  0
 85 Sonoco Products Company         Common Stock  SON    835495102  $  270,753    $   271      8,087    sole               8,087  0
 86 Southern Copper Corporation     Common Stock  SCCO   84265V105  $1,188,134    $ 1,188     28,262    sole    23,378     4,884  0
 87 Spdr Gold Trust Gold Shs        Common Stock  GLD    78463V107  $  576,530    $   577      4,453    sole               4,453  0
 88 SPDR S&P 500                    Common Stock  SPY    78462F103  $  224,447    $   224      1,900    sole               1,900  0
 89 Suncor Energy Inc.              Common Stock  SU     867229106  $1,606,118    $ 1,606     48,967    sole    47,294     1,673  0
 90 Sunpower Corporation            Common Stock  SPWRA  867652109  $1,341,166    $ 1,341     98,182    sole    93,619     4,563  0
 91 Symantec Corporation            Common Stock  SYMC   871503108  $  862,164    $   862     55,409    sole    53,639     1,770  0
 92 Targacept Inc                   Common Stock  TRGT   87611R306  $  405,029    $   405     16,961    sole              16,961  0
 93 TEUCRIUM CORN FUND              Common Stock  CORN   88166A102  $  218,840    $   219      6,032    sole               6,032  0
 94 Teva Pharmaceutical Industries  Common Stock  TEVA   881624209  $1,956,178    $ 1,956     37,098    sole    34,823     2,275  0
 95 The India Fund, Inc.            Common Stock  IFN    454089103  $5,424,771    $ 5,425     138705    sole    115048    23,657
 96 THE MOSAIC COMPANY              Common Stock  MOS    61945A107  $1,804,017    $ 1,804     27,124    sole    26,074     1,050  0
 97 United Technologies Corporatio  Common Stock  UTX    913017109  $5,553,992    $ 5,554     74,083    sole    30,095    43,988  0
 98 Vanguard Index Fds Small Cp Et  Common Stock  VB     922908751  $  263,320    $   263       4000    sole               4,000
 99 VEECO INSTRUMENTS INC.          Common Stock  VECO   922417100  $1,155,146    $ 1,155     30,192    sole    28,616     1,576  0
100 Verizon Communications          Common Stock  VZ     92343V104  $4,386,962    $ 4,387    134,900    sole    52,502    82,398  0
101 Waste Management, Inc.          Common Stock  WM     94106L109  $  205,889    $   206      5,607    sole               5,607  0
102 WISDOMTREE DREYFUS CHINESE YUA  Common Stock  CYB    97717w182  $  273,287    $   273     10,642    sole              10,642  0

                                                                 $ 166,624,556   $166,625
                                                                                            6,096,872
                                                                                                             3,247,430
                                                                                                                       2,849,442